SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	Dec. 31, 2018 USD ($) Y Option	Dec. 31, 2017 USD ($) Y Option	Dec. 31, 2016 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	29,360,235	25,781,798	22,025,548
Weighted average of remaining useful life | Y	4.3	3.5
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 0.56	$ 0.50
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 1.61	$ 1.61